Financial Instruments and Risk Management (Interest Rate Risk) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on interest earned	$ 2.2